Current and non-current inventories	12 Months Ended
Dec. 31, 2024
Current and non-current inventories
Current and non-current inventories

9 Current and non-current inventories

Current inventories are disclosed as follows:

(€ million)	December 31, 2024	December 31, 2023
Raw and auxiliary materials and consumables	1,436	1,292
Components and spare parts for drilling operations, plans and equipment	1,721	1,628
Semi-finished, finished products and goods	3,092	3,260
Other	10	6
Current inventories	6,259	6,186

Raw and auxiliary materials and consumables included oil-based feedstock and other consumables pertaining to refining and chemical activities.

Components to be consumed in drilling activities and spare parts of the Exploration & Production segment amounted to €1,685 million (€1,490 million at December 31, 2023).

Semi-finished, finished products and goods included natural gas and oil products for €2,164 million (€2,376 million at December 31, 2023) and chemical products for €742 million (€666 million at December 31, 2023).

Inventories are stated net of write-down provisions of €567 million (€583 million at December 31, 2023).

Non-current inventories of €1,595 million (€1,576 million at December 31, 2023) are held for compliance purposes and related to Italian subsidiaries for €1,575 million (€1,555 million at December 31, 2023) in accordance with minimum stock requirements for oil and petroleum products set forth by applicable laws.